Provision for loan losses	12 Months Ended
Dec. 31, 2017
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses
Note 6- Provision for loan losses

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The provision is calculated at portfolio-level since the loans portfolio is generally comprised of smaller balance homogenous loans and is collectively evaluated for impairment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

Generally, the primary factors for the evaluation of provision for loan losses consist of business performance, financial position, cash flow and other operational performance of the debtors. Among these, cash flow of the debtors is the primary funding source for repayment for determining the provision for loan losses and any collateral, pledged asset or guarantee is considered as a secondary funding source for repayment.

The Company uses the best information available to make loan loss provision evaluations, adjustments to the provision may be necessary based on changes in economic and other conditions or changes in accounting guidance. No impairment for loan losses was recognized for the year ended December 31, 2017.